                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-01241
                                                      ---------

                            Eaton Vance Growth Trust
                            ------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                                 March 31, 2004
                                 --------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS
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[ATLANTA CAPITAL LOGO]

[GRAPHIC]

SEMIANNUAL REPORT MARCH 31, 2004

[GRAPHIC]

EATON VANCE-ATLANTA CAPITAL SMALL-CAP FUND

[GRAPHIC]

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                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE-ATLANTA CAPITAL SMALL-CAP FUND as of March 31, 2004

INVESTMENT UPDATE

[PHOTO OF PAUL J. MARSHALL, WILLIAM R. HACKNEY, III AND CHARLES B. REED]

                               The Investment Team
                               Managing Small-Cap
                                   Portfolio:
                                Paul J. Marshall
                             William R. Hackney, III
                                 Charles B. Reed

MANAGEMENT DISCUSSION

- During the six months ended March 31, 2004, the Fund benefited from favorable economic conditions, as the pace of U.S. economic growth gained momentum. For the 3rd quarter of 2003, real Gross Domestic Product posted an increase of 8.2%, its best showing in over 20 years. Industrial production, retail sales and other measures of economic activity also expanded at a healthy pace. As the economy strengthened, corporate profits surged, helping to drive up the general level of stock prices. Recently, even employment has begun to improve markedly.

- Against this backdrop, the Fund's benchmark, the Russell 2000 Index, posted a 21.7% return for the six-month period ended March 31, 2004.(1) Every sector within the Index recorded returns of 15% or more during the period, except telecommunications. Leading sectors within the Index were basic materials and energy. The worst performing sectors were technology and telecommunications.

- During the same period, lower-quality issues continued to outperform higher-quality companies. In the initial phases of an economic and stock market recovery, it is not unusual for lower-quality issues to do well, as these types of companies have tended to benefit the most from tax cuts, low interest rates and other forms of monetary and fiscal stimulus.

- The Fund's returns were positive during the period, but were below those of the benchmark, due primarily to the Portfolio's emphasis on quality companies that we believe are capable of sustaining consistent earnings growth while maintaining a strong financial condition. The Portfolio's various economic sector weightings generally approximated their respective weightings in the Russell 2000 Index.(1) As a result, sector weightings did not have a significant influence on performance. Sectors posting the strongest gains over the past six months were energy and financial services; sectors posting the weakest increases were consumer staples and technology.

- At the end of the period, the Portfolio's holdings were broadly diversified across nine of the 10 sectors constituting the Russell 2000 Index.(1) The Portfolio continues to emphasize quality small companies whose stocks are considered to trade at attractive valuations relative to earnings or cash flow per share. Over the long term, such companies have been rewarding investments, particularly during the mature phase of an economic expansion.

THE FUND

   THE PAST SIX MONTHS

- During the period from inception on November 28, 2003, until March 31, 2004, the Fund's Class A shares had a total return of 5.30%. This return was the result of an increase in net asset value (NAV) to $10.53 on March 31, 2004, from $10.00 on November 28, 2003.(2)

- For comparison, the Fund's benchmark, the S&P 500, posted a return of 7.20% for the same period.(1)

- During the six months ended March 31, 2004, the Fund's Class I shares had a total return of 13.93%, the result of an increase in NAV to $10.88 on March 31, 2004, from $9.55 on September 30, 2003.(2) The Fund's Class R shares had a total return of 13.61% during the same period, the result of an increase in NAV to $10.77 from $9.48.(2)

- For comparison, the S&P 500 posted a return of 14.07% for the six months ended March 31, 2004.(1)

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND MANAGEMENT DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

FUND INFORMATION
AS OF MARCH 31, 2004

PERFORMANCE(2)                                            CLASS A      CLASS I    CLASS R
-----------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                   N.A.         41.12%     40.42%
Life of Fund+                                              5.30%         4.49%      3.94%

SEC Average Annual Total Returns (including sales charge)

One Year                                                   N.A.         41.12%     40.42%
Life of Fund+                                             -0.75%         4.49%      3.94%

    +Inception Dates - Class A: 11/28/03; Class I: 4/30/02; Class R: 4/30/02.
                 Returns for Class A shares are not annualized.

(1)  It is not possible to invest directly in an Index.
(2) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares. If the sales charge was deducted, the performance would be reduced. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Classes I and R have no sales charge. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's returns during the one-year period reflect the strong stock market performance during the period.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE-ATLANTA CAPITAL SMALL-CAP FUND as of March 31, 2004

FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2004

ASSETS

Investment in Small-Cap Portfolio, at value
    (identified cost, $12,134,005)                                                 $    14,911,306
Receivable for Fund shares sold                                                             12,542
Receivable from the Administrator                                                           26,862
--------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                       $    14,950,710
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                                   $       197,065
Accrued expenses                                                                             4,954
--------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  $       202,019
--------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $    14,748,691
--------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                                    $    12,143,553
Accumulated net realized loss from Portfolio (computed on the basis of
    identified cost)                                                                      (155,194)
Accumulated net investment loss                                                            (16,969)
Net unrealized appreciation from Portfolio (computed on the basis of
    identified cost)                                                                     2,777,301
--------------------------------------------------------------------------------------------------
TOTAL                                                                              $    14,748,691
--------------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                                         $     1,096,091
SHARES OUTSTANDING                                                                         104,076
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
    (net assets DIVIDED BY shares of beneficial interest outstanding)              $         10.53
MAXIMUM OFFERING PRICE PER SHARE
    (100 DIVIDED BY 94.25 of $10.53)                                               $         11.17
--------------------------------------------------------------------------------------------------

CLASS I SHARES

NET ASSETS                                                                         $    13,651,512
SHARES OUTSTANDING                                                                       1,255,042
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)               $         10.88
--------------------------------------------------------------------------------------------------

CLASS R SHARES

NET ASSETS                                                                         $         1,088
SHARES OUTSTANDING                                                                             101
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
    (net assets DIVIDED BY shares of beneficial interest outstanding)              $         10.77
--------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 2004

INVESTMENT INCOME

Dividends allocated from Portfolio                                                 $        69,999
Interest allocated from Portfolio                                                              461
Expenses allocated from Portfolio                                                          (85,777)
--------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO                                                 $       (15,317)
--------------------------------------------------------------------------------------------------

EXPENSES

Trustees' fees and expenses                                                        $            87
Distribution and service fees
    Class A                                                                                    579
    Class R                                                                                      2
Registration fees                                                                            8,957
Custodian fee                                                                                8,284
Legal and accounting services                                                                7,117
Transfer and dividend disbursing agent fees                                                  2,470
Printing and postage                                                                           871
Miscellaneous                                                                                  147
--------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                     $        28,514
--------------------------------------------------------------------------------------------------
Deduct --
    Preliminary allocation of expenses to the Administrator                        $        26,862
--------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                           $        26,862
--------------------------------------------------------------------------------------------------

NET EXPENSES                                                                       $         1,652
--------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                $       (16,969)
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
    Investment transactions (identified cost basis)                                $       427,301
--------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                                  $       427,301
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                                            $     1,167,828
--------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                               $     1,167,828
--------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                   $     1,595,129
--------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $     1,578,160
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SIX MONTHS ENDED
INCREASE (DECREASE)                                                              MARCH 31, 2004        YEAR ENDED
IN NET ASSETS                                                                    (UNAUDITED)           SEPTEMBER 30, 2003
-------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment loss                                                            $      (16,969)     $      (23,534)
    Net realized gain (loss)                                                              427,301            (465,582)
    Net change in unrealized
        appreciation (depreciation)                                                     1,167,828           2,264,198
---------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $    1,578,160      $    1,775,082
---------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
    Proceeds from sale of shares
        Class A                                                                    $      114,750      $    3,832,483
        Class I                                                                         2,772,061                  --
    Issued in reorganization of
        Eaton Vance Small-Cap Fund
        Class A                                                                         1,011,186                  --
    Cost of shares redeemed
        Class A                                                                           (60,510)         (1,768,084)
        Class I                                                                        (1,483,075)                 --
---------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
    FUND SHARE TRANSACTIONS                                                        $    2,354,412      $    2,064,399
---------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                                         $    3,932,572      $    3,839,481
---------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                             $   10,816,119      $    6,976,638
---------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                                   $   14,748,691      $   10,816,119
---------------------------------------------------------------------------------------------------------------------

ACCUMULATED NET
INVESTMENT LOSS INCLUDED
IN NET ASSETS

AT END OF PERIOD                                                                   $      (16,969)     $           --
---------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                                      CLASS A
                                                                                 -----------------
                                                                                 PERIOD ENDED
                                                                                 MARCH 31, 2004
                                                                                 (UNAUDITED)(1)(2)
--------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                                               $    10.000
------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                                                                  $    (0.011)
Net realized and unrealized gain                                                           0.541
------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                                         $     0.530
------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                                     $    10.530
------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                                             5.30%
------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of period (000's omitted)                                            $     1,096
Ratios (As a percentage of average daily net assets):
    Net expenses(4)                                                                         1.60%(5)
    Net investment loss                                                                    (0.34)%(5)
Portfolio Turnover of the Portfolio                                                           15%
------------------------------------------------------------------------------------------------
+   The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
    Expenses(4)                                                                             2.02%(5)
    Net investment loss                                                                    (0.76)%(5)
Net investment loss per share                                                        $    (0.026)
------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) For the period from the start of business, November 28, 2003, to March 31, 2004.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                               CLASS  I
                                                               ------------------------------------------
                                                               SIX MONTHS ENDED  YEAR ENDED SEPTEMBER 30,
                                                               MARCH 31, 2004    ------------------------
                                                               (UNAUDITED)(1)      2003(1)    2002(1)(2)
--------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                           $    9.550      $    7.710   $   10.000
--------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                                              $   (0.014)     $   (0.024)  $   (0.007)
Net realized and unrealized gain (loss)                               1.344           1.864       (2.283)
--------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                              $    1.330      $    1.840   $   (2.290)
--------------------------------------------------------------------------------------------------------

NET ASSET VALUE --  END OF PERIOD                                $   10.880      $    9.550   $    7.710
--------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                       13.93%          23.87%      (22.90)%
--------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of period (000's omitted)                        $   13,652      $   10,815   $    6,976
Ratios (As a percentage of average daily net assets):
    Net expenses(4)                                                    1.35%(5)        1.35%        1.37%(5)
    Net expenses after custodian fee reduction(4)                      1.35%(5)        1.35%        1.35%(5)
    Net investment loss                                               (0.26)%(5)      (0.28)%      (0.20)%(5)
Portfolio Turnover of the Portfolio                                      15%             54%          17%
--------------------------------------------------------------------------------------------------------
+   The operating expenses of the Portfolio may reflect a
    reduction of the investment adviser fee. The operating
    expenses of the Fund reflect an allocation of expenses
    to the Administrator. Had such actions not been taken,
    the ratios and net investment loss per share would
    have been as follows:
Ratios (As a percentage of average daily net assets):
    Expenses(4)                                                        1.77%(5)        2.12%        2.69%(5)
    Expenses after custodian fee reduction(4)                          1.77%(5)        2.12%        2.67%(5)
    Net investment loss                                               (0.68)%(5)      (1.05)%      (1.52)%(5)
Net investment loss per share                                    $   (0.036)     $   (0.090)  $   (0.053)
--------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) For the period from the start of business, April 30, 2002, to September 30, 2002.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                               CLASS  R
                                                               ------------------------------------------
                                                               SIX MONTHS ENDED  YEAR ENDED SEPTEMBER 30,
                                                               MARCH 31, 2004    ------------------------
                                                               (UNAUDITED)(1)     2003(1)     2002(1)(2)
--------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                           $    9.480      $    7.700   $   10.000
--------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                                              $   (0.040)     $   (0.069)  $   (0.026)
Net realized and unrealized gain (loss)                               1.330           1.849       (2.274)
--------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                              $    1.290      $    1.780   $   (2.300)
--------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                 $   10.770      $    9.480   $    7.700
--------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                          13.61%          23.12%      (23.00)%
--------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of period (000's omitted)                        $        1      $        1   $        1
Ratios (As a percentage of average daily net assets):
    Net expenses(4)                                                    1.85%(5)        1.85%        1.87%(5)
    Net expenses after custodian fee reduction(4)                      1.85%(5)        1.85%        1.85%(5)
    Net investment loss                                               (0.78)%(5)      (0.82)%      (0.71)%(5)
Portfolio Turnover of the Portfolio                                      15%             54%          17%
--------------------------------------------------------------------------------------------------------
+   The operating expenses of the Portfolio may reflect a
    reduction of the investment adviser fee. The operating
    expenses of the Fund reflect an allocation of expenses
    to the Administrator. Had such actions not been taken,
    the ratios and net investment loss per share would
    have been as follows:
Ratios (As a percentage of average daily net assets):
    Expenses(4)                                                        2.27%(5)        2.62%        3.19%(5)
    Expenses after custodian fee reduction(4)                          2.27%(5)        2.62%        3.17%(5)
    Net investment loss                                               (1.20)%(5)      (1.59)%      (2.03)%(5)
Net investment loss per share                                    $   (0.062)     $   (0.134)  $   (0.074)
--------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) For the period from the start of business, April 30, 2002, to September 30, 2002.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

EATON VANCE-ATLANTA CAPITAL SMALL-CAP FUND as of March 31, 2004
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance-Atlanta Capital Small-Cap Fund (formerly Atlanta Capital Small-Cap Fund) (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company. The Fund currently offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class I shares and Class R shares are offered at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution or service plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Small-Cap Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (84.9% at March 31, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B INCOME -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $86,121 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2010. Additionally, at September 30, 2003, the Fund had net capital losses of $306,863 attributable to security transactions incurred after October 31, 2002. These net capital losses are treated as arising on the first day of the Fund's taxable year ending September 30, 2004.

   D OTHER -- Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

   E USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   F INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   G EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   H INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to March 31, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  DISTRIBUTIONS TO SHAREHOLDERS

   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income and at least one distribution of all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the reinvestment date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                                                     PERIOD ENDED
                                                                     MARCH 31, 2004
   CLASS A                                                           (UNAUDITED)(1)
   --------------------------------------------------------------------------------
   Sales                                                                     11,051
   Issued to Eaton Vance Small-Cap Fund shareholders                         98,785
   Redemptions                                                               (5,760)
   --------------------------------------------------------------------------------
   NET INCREASE                                                             104,076
   --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              MARCH 31, 2004     YEAR ENDED
   CLASS I                                    (UNAUDITED)        SEPTEMBER 30, 2003
   --------------------------------------------------------------------------------
   Sales                                               262,320              437,075
   Redemptions                                        (139,876)            (208,866)
   --------------------------------------------------------------------------------
   NET INCREASE                                        122,444              228,209
   --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              MARCH 31, 2004     YEAR ENDED
   CLASS R                                    (UNAUDITED)        SEPTEMBER 30, 2003
   --------------------------------------------------------------------------------
   NET INCREASE (DECREASE)                                  --                   --
   --------------------------------------------------------------------------------

   (1) For the period from the start of business, November 28, 2003, to March 31, 2004.

4  TRANSACTIONS WITH AFFILIATES

   Eaton Vance Management (EVM) serves as administrator of the Fund but receives no compensation. To reduce the net investment income loss of the Fund, the Administrator was allocated $26,862 of the Fund's operating expenses for the six months ended March 31, 2004. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended March 31, 2004, EVM earned $29 in sub-transfer agent fees from the Fund. The Fund was informed that Eaton Vance Distributors, Inc.
   (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $240 as its portion of the sales charge on sales of fund shares for the six months ended March 31, 2004. Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect a distribution plan for Class R (Class R Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, and a service plan for Class A (Class A Plan) (collectively, the Plans). The
   Class R Plan allows the Fund to pay EVD amounts equal to 1/365 of 0.25% of the Fund's average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. Although there is not the present intention to do so, the Fund could pay distribution fees of up to 0.50% of Class R's average daily net assets annually upon Trustee approval. The Fund paid or accrued $1 for Class R shares to or payable to EVD for the six months ended March 31, 2004, representing 0.25% (annualized) of the average daily net assets for Class R shares.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annually) of the Fund's average daily net assets attributable to Class A shares and Class R shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fee payments for the six months ended March 31, 2004 amounted to $1 Class R shares. Service fee payments for the period from the start of business, November 28, 2003, to March 31, 2004 amounted to $579 for Class A shares.

6  CONTINGENT DEFERRED SALES CHARGE

   Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. EVD did not receive any CDSC paid by Class A shareholders of the Fund.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2004, aggregated $3,981,143 and $1,345,314, respectively.

8  NAME CHANGE

   Effective November 19, 2003, Atlanta Capital Small-Cap Fund changed its name to Eaton Vance-Atlanta Capital Small-Cap Fund.

9  TRANSFER OF NET ASSETS

   Prior to the opening of business on January 12, 2004, the Fund acquired the net assets of Eaton Vance Small-Cap Fund pursuant to an agreement and Plan of Recognition dated October 20, 2003. In accordance with the agreement, the Fund issued 98,785 Class A shares having a total aggregate value of $1,011,186. As a result, the Fund issued 0.999 shares of Class A for each share of Eaton Vance Small-Cap Fund. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The Eaton Vance Small-Cap Fund's net assets at the date of the transaction were $1,011,186 including $611,056 of unrealized appreciation. Directly after the merger, the combined net assets of the Eaton Vance-Atlanta Capital Small-Cap Fund were $13,540,656 with a net asset value of $10.24, $10.57, and $10.48 for Class A, Class I and Class R, respectively.

SMALL-CAP PORTFOLIO as of March 31, 2004

PORTFOLIO OF INVESTMENTS (unaudited)

COMMON STOCKS -- 97.5%

SECURITY                                                           SHARES           VALUE
----------------------------------------------------------------------------------------------
ADVERTISING -- 1.9%

Grey Global Group, Inc.                                                   470   $      324,300
----------------------------------------------------------------------------------------------
                                                                                $      324,300
----------------------------------------------------------------------------------------------

ADVERTISING AND MARKETING SERVICES -- 1.5%

ADVO, Inc.                                                              8,400   $      270,648
----------------------------------------------------------------------------------------------
                                                                                $      270,648
----------------------------------------------------------------------------------------------

AIR FREIGHT -- 2.5%

Forward Air Corp.(1)                                                   13,550   $      445,388
----------------------------------------------------------------------------------------------
                                                                                $      445,388
----------------------------------------------------------------------------------------------

AIRLINES 1.9%

SkyWest, Inc.                                                          17,000   $      327,080
----------------------------------------------------------------------------------------------
                                                                                $      327,080
----------------------------------------------------------------------------------------------

APPLICATIONS SOFTWARE -- 9.2%

ANSYS, Inc.(1)                                                          6,600   $      262,284
Fair Isaac Corp.                                                        8,662          312,525
Jack Henry & Associates, Inc.                                          18,600          358,236
Kronos, Inc.(1)                                                         5,350          174,035
National Instruments Corp.                                             10,150          319,319
The Reynolds and Reynolds Co., Class A                                  6,700          190,347
----------------------------------------------------------------------------------------------
                                                                                $    1,616,746
----------------------------------------------------------------------------------------------

BANKS -- 10.6%

Boston Private Financial Holdings, Inc.                                12,900   $      361,200
Capital City Bank Group, Inc.                                           8,150          336,188
Provident Bankshares Corp.                                              5,603          175,822
Seacoast Banking Corp. of Florida                                      18,920          391,644
Texas Regional Bancshares, Class A                                      7,782          331,124
UCBH Holdings, Inc.                                                     6,700          268,268
----------------------------------------------------------------------------------------------
                                                                                $    1,864,246
----------------------------------------------------------------------------------------------

BROADCAST MEDIA -- 1.6%

Cox Radio, Inc., Class A(1)                                            13,000   $      276,900
----------------------------------------------------------------------------------------------
                                                                                $      276,900
----------------------------------------------------------------------------------------------

BUILDING MATERIALS -- 1.0%

Elkcorp                                                                 6,300   $      170,667
----------------------------------------------------------------------------------------------
                                                                                $      170,667
----------------------------------------------------------------------------------------------

CONSTRUCTION - CEMENT -- 2.5%

Florida Rock Industries, Inc.                                          10,500   $      442,575
----------------------------------------------------------------------------------------------
                                                                                $      442,575
----------------------------------------------------------------------------------------------

CONSUMER FINANCE -- 2.2%

Financial Federal Corp.(1)                                             11,800   $      394,474
----------------------------------------------------------------------------------------------
                                                                                $      394,474
----------------------------------------------------------------------------------------------

CONTAINERS AND PACKAGING -- 1.2%

AptarGroup, Inc.                                                        5,600   $      215,040
----------------------------------------------------------------------------------------------
                                                                                $      215,040
----------------------------------------------------------------------------------------------

DISTRIBUTION/WHOLESALE -- 1.1%

Scansource Inc.(1)                                                      4,000   $      191,760
----------------------------------------------------------------------------------------------
                                                                                $      191,760
----------------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 2.7%

Affiliated Managers Group, Inc.(1)                                      8,550   $      466,659
----------------------------------------------------------------------------------------------
                                                                                $      466,659
----------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 2.1%

ALLETE, Inc.                                                           10,300   $      361,427
----------------------------------------------------------------------------------------------
                                                                                $      361,427
----------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 2.0%

Brady Corp., Class A                                                    4,700   $      178,976
Genlyte Group Inc., (The)(1)                                            3,200          179,328
----------------------------------------------------------------------------------------------
                                                                                $      358,304
----------------------------------------------------------------------------------------------

ENGINEERING & CONTRUCTION -- 2.3%

Jacobs Engineering Group, Inc.(1)                                       9,100   $      405,860
----------------------------------------------------------------------------------------------
                                                                                $      405,860
----------------------------------------------------------------------------------------------

FOOD DISTRIBUTORS -- 1.9%

Performance Food Group Co.(1)                                           9,500   $      326,325
----------------------------------------------------------------------------------------------
                                                                                $      326,325
----------------------------------------------------------------------------------------------

GAS UTILITIES -- 1.0%

Piedmont Natural Gas Co., Inc.                                          4,100   $      173,102
----------------------------------------------------------------------------------------------
                                                                                $      173,102
----------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                           SHARES           VALUE
----------------------------------------------------------------------------------------------
HEALTH CARE - EQUIPMENT -- 3.6%

Diagnostic Products Corp.                                               6,000   $      259,800
Young Innovations, Inc.                                                10,700          375,463
----------------------------------------------------------------------------------------------
                                                                                $      635,263
----------------------------------------------------------------------------------------------

HEALTH CARE - SUPPLIES -- 2.1%

ICU Medical, Inc.(1)                                                   12,250   $      372,033
----------------------------------------------------------------------------------------------
                                                                                $      372,033
----------------------------------------------------------------------------------------------

HEALTH SERVICES -- 4.6%

CorVel Corp.(1)                                                         8,000   $      289,600
First Health Group Corp.(1)                                            11,900          260,134
Renal Care Group, Inc.(1)                                               5,600          256,256
----------------------------------------------------------------------------------------------
                                                                                $      805,990
----------------------------------------------------------------------------------------------

HOME FURNISHINGS -- 0.7%

La-Z-Boy, Inc.                                                          6,000   $      130,560
----------------------------------------------------------------------------------------------
                                                                                $      130,560
----------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.1%

Church & Dwight Co., Inc.                                               4,300   $      186,233
----------------------------------------------------------------------------------------------
                                                                                $      186,233
----------------------------------------------------------------------------------------------

HOUSEWARES -- 2.5%

Matthews International Corp.                                           13,400   $      444,880
----------------------------------------------------------------------------------------------
                                                                                $      444,880
----------------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATE -- 1.5%

Carlisle Companies, Inc.                                                4,600   $      260,590
----------------------------------------------------------------------------------------------
                                                                                $      260,590
----------------------------------------------------------------------------------------------

INSURANCE - PROPERTY AND CASUALTY -- 2.8%

Midland Co.                                                            12,500   $      311,875
Triad Guaranty, Inc.(1)                                                 3,400          179,350
----------------------------------------------------------------------------------------------
                                                                                $      491,225
----------------------------------------------------------------------------------------------

INSURANCE BROKERS -- 0.7%

Arthur J. Gallagher & Co.                                               3,600   $      117,252
----------------------------------------------------------------------------------------------
                                                                                $      117,252
----------------------------------------------------------------------------------------------

IT CONSULTING & SERVICES -- 4.7%

FactSet Research Systems, Inc.                                         10,000   $      425,600
Manhattan Associates, Inc.(1)                                          14,500          403,100
----------------------------------------------------------------------------------------------
                                                                                $      828,700
----------------------------------------------------------------------------------------------

LEISURE - PRODUCTS -- 0.8%

Polaris Industries, Inc.                                                3,000   $      136,320
----------------------------------------------------------------------------------------------
                                                                                $      136,320
----------------------------------------------------------------------------------------------

MACHINERY - INDUSTRIAL -- 1.3%

Graco, Inc.                                                             8,025   $      233,608
----------------------------------------------------------------------------------------------
                                                                                $      233,608
----------------------------------------------------------------------------------------------

MEDICAL SERVICES/SUPPLIES -- 1.0%

Mentor Corp.                                                            6,000   $      180,600
----------------------------------------------------------------------------------------------
                                                                                $      180,600
----------------------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 1.0%

Simpson Manufacturing Co., Inc.                                         3,600   $      176,220
----------------------------------------------------------------------------------------------
                                                                                $      176,220
----------------------------------------------------------------------------------------------

MULTI-UTILITIES -- 1.6%

Energen Corp.                                                           7,000   $      288,750
----------------------------------------------------------------------------------------------
                                                                                $      288,750
----------------------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 0.8%

CARBO Ceramics, Inc.                                                    2,100   $      132,195
----------------------------------------------------------------------------------------------
                                                                                $      132,195
----------------------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 2.1%

Newfield Exploration Co.(1)                                             7,500   $      359,475
----------------------------------------------------------------------------------------------
                                                                                $      359,475
----------------------------------------------------------------------------------------------

PACKAGED FOODS -- 0.5%

Tootsie Roll Industries, Inc.                                           2,428   $       88,757
----------------------------------------------------------------------------------------------
                                                                                $       88,757
----------------------------------------------------------------------------------------------

PUBLISHING -- 0.9%

Lee Enterprises, Inc.                                                   3,600   $      162,648
----------------------------------------------------------------------------------------------
                                                                                $      162,648
----------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                           SHARES           VALUE
----------------------------------------------------------------------------------------------
RESTAURANTS -- 1.7%

Sonic Corp.(1)                                                          8,850   $      303,378
----------------------------------------------------------------------------------------------
                                                                                $      303,378
----------------------------------------------------------------------------------------------

RETAIL - APPAREL -- 1.1%

Kenneth Cole Productions, Inc.                                          5,400   $      184,140
----------------------------------------------------------------------------------------------
                                                                                $      184,140
----------------------------------------------------------------------------------------------

RETAIL - FOOD -- 2.1%

Casey's General Stores, Inc.                                           11,300   $      187,580
Ruddick Corp.                                                           9,200          186,208
----------------------------------------------------------------------------------------------
                                                                                $      373,788
----------------------------------------------------------------------------------------------

SEMICONDUCTORS -- 1.0%

Power Integrations, Inc.(1)                                             5,800   $      170,114
----------------------------------------------------------------------------------------------
                                                                                $      170,114
----------------------------------------------------------------------------------------------

SERVICES - DIVERSIFIED COMMERCIAL -- 3.0%

ABM Industries, Inc.                                                   19,260   $      345,717
G & K Services, Inc.                                                    4,900          182,378
----------------------------------------------------------------------------------------------
                                                                                $      528,095
----------------------------------------------------------------------------------------------

SPECIALTY STORE -- 2.6%

Aaron Rents, Inc.                                                      13,500   $      336,015
Claire's Stores, Inc.                                                   6,000          125,040
----------------------------------------------------------------------------------------------
                                                                                $      461,055
----------------------------------------------------------------------------------------------

WASTE MANAGEMENT -- 2.5%

Landauer, Inc.                                                         10,500   $      441,000
----------------------------------------------------------------------------------------------
                                                                                $      441,000
----------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
    (IDENTIFIED COST $13,223,515)                                               $   17,124,370
----------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 97.5%
    (IDENTIFIED COST $13,223,515)                                               $   17,124,370
----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.5%                                          $      432,733
----------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                            $   17,557,103
----------------------------------------------------------------------------------------------

(1)  Non-income producing security.

                        See notes to financial statements

SMALL-CAP PORTFOLIO as of March 31, 2004

FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2004

ASSETS

Investments, at value (identified cost, $13,223,515)                     $   17,124,370
Cash                                                                            430,454
Interest and dividends receivable                                                16,610
---------------------------------------------------------------------------------------
TOTAL ASSETS                                                             $   17,571,434
---------------------------------------------------------------------------------------

LIABILITIES

Accrued expenses                                                         $       14,331
---------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        $       14,331
---------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                $   17,557,103
---------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                  $   13,656,248
Net unrealized appreciation (computed on the basis of identified cost)        3,900,855
---------------------------------------------------------------------------------------
TOTAL                                                                    $   17,557,103
---------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 2004

INVESTMENT INCOME

Dividends                                                                $       86,533
Interest                                                                            568
---------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  $       87,101
---------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                   $       79,924
Trustees' fees and expenses                                                          88
Legal and accounting services                                                    15,775
Custodian fee                                                                    10,873
Miscellaneous                                                                       250
---------------------------------------------------------------------------------------
TOTAL EXPENSES                                                           $      106,910
---------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                      $      (19,809)
---------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
    Investment transactions (identified cost basis)                      $      533,505
---------------------------------------------------------------------------------------
NET REALIZED GAIN                                                        $      533,505
---------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                                  $    1,510,722
---------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                     $    1,510,722
---------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                         $    2,044,227
---------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $    2,024,418
---------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                             SIX MONTHS ENDED
INCREASE (DECREASE)                                          MARCH 31, 2004     YEAR ENDED
IN NET ASSETS                                                (UNAUDITED)        SEPTEMBER 30, 2003
--------------------------------------------------------------------------------------------------
From operations --
    Net investment income (loss)                               $      (19,809)       $       3,848
    Net realized gain (loss)                                          533,505             (891,851)
    Net change in unrealized
        appreciation (depreciation)                                 1,510,722            3,980,807
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $    2,024,418        $   3,092,804
--------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                              $    4,479,535        $   8,156,160
    Withdrawals                                                    (3,408,992)         (10,552,319)
--------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM
    CAPITAL TRANSACTIONS                                       $    1,070,543        $  (2,396,159)
--------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                     $    3,094,961        $     696,645
--------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of period                                         $   14,462,142        $  13,765,497
--------------------------------------------------------------------------------------------------
AT END OF PERIOD                                               $   17,557,103        $  14,462,142
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                              SIX MONTHS ENDED       YEAR ENDED SEPTEMBER 30,
                                                              MARCH 31, 2004         ------------------------
                                                              (UNAUDITED)               2003       2002(1)
------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+

Ratios (As a percentage of average daily net assets):
    Net expenses                                                          1.34%(2)         1.05%        0.92%(2)
    Net expenses after custodian fee reduction                            1.34%(2)         1.05%        0.90%(2)
    Net investment income (loss)                                         (0.25)%(2)        0.03%        0.23%(2)
Portfolio Turnover                                                          15%              54%          17%
------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                             13.93%           24.24%      (22.75)%
------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                           $   17,557       $   14,462   $   13,765
------------------------------------------------------------------------------------------------------------
+   The operating expenses of the Portfolio may reflect a
    reduction of the investment adviser fee. Had such actions
    not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
    Expenses                                                                               1.33%        1.65%(2)
    Expenses after custodian fee reduction                                                 1.33%        1.63%(2)
    Net investment loss                                                                   (0.25)%      (0.50)%(2)
------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.
(2)  Annualized.

                        See notes to financial statements

SMALL-CAP PORTFOLIO as of March 31, 2004

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Small-Cap Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified selection of common stocks of companies having market capitalizations within the range of companies comprising the Russell 2000 Index, (small company stocks), emphasizing quality small companies whose stocks are considered to trade at attractive valuations relative to earnings or cash flow per share. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2004, the Eaton Vance-Atlanta Capital Small-Cap Fund held an approximate 84.9% interest in the Portfolio. In addition, one other investor owned a greater than 10% interest in the Portfolio (14.4% at March 31, 2004). The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

   E OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of securities sold.

   F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   G INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   H INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to March 31, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended March 31, 2004, the adviser fee amounted to $79,924. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management, LLC ("Atlanta Capital"), a majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.750% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2004, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $3,263,631 and $2,357,363, respectively, for the six months ended March 31, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                                                 $   13,223,515
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                  $    3,985,285
   Gross unrealized depreciation                                         (84,430)
   -----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                    $    3,900,855
   -----------------------------------------------------------------------------

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2004.

EATON VANCE-ATLANTA CAPITAL SMALL-CAP FUND

INVESTMENT MANAGEMENT

EATON VANCE-ATLANTA CAPITAL SMALL-CAP FUND

                      OFFICERS
                      Thomas E. Faust Jr.
                      President

                      Gregory L. Coleman
                      Vice President

                      James A. Womack
                      Vice President

                      James L. O'Connor
                      Treasurer

                      Alan R. Dynner
                      Secretary

                      TRUSTEES
                      James B. Hawkes

                      Samuel L. Hayes, III

                      William H. Park

                      Ronald A. Pearlman

                      Norton H. Reamer

                      Lynn A. Stout

SMALL-CAP PORTFOLIO

                      OFFICERS
                      James B. Hawkes
                      President and Trustee

                      Thomas E. Faust Jr.
                      Vice President

                      William R. Hackney, III
                      Vice President

                      Paul J. Marshall
                      Vice President

                      Charles B. Reed
                      Vice President

                      Kristin S. Anagnost
                      Treasurer

                      Alan R. Dynner
                      Secretary

                      TRUSTEES
                      Samuel L. Hayes, III

                      William H. Park

                      Ronald A. Pearlman

                      Norton H. Reamer

                      Lynn A. Stout

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

                       THIS PAGE INTENTIONALLY LEFT BLANK

                    INVESTMENT ADVISER OF SMALL-CAP PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                       SUB-ADVISER OF SMALL-CAP PORTFOLIO
                         ATLANTA CAPITAL MANAGEMENT LLC
                           1349 West Peachtree Street
                                   Suite 1600
                                Atlanta, GA 30309

           ADMINISTRATOR OF EATON VANCE-ATLANTA CAPITAL SMALL-CAP FUND
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 (800) 262-1122


                   EATON VANCE-ATLANTA CAPITAL SMALL-CAP FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


   This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE GROWTH TRUST ON BEHALF OF EATON VANCE ATLANTA CAPITAL SMALL CAP FUND

By:  /s/ Thomas E. Faust, Jr.
     ------------------------
     Thomas E. Faust, Jr.
     President

Date: May 20, 2004
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ James L. O'Connor
     ---------------------
     James L. O'Connor
     Treasurer


Date: May 20, 2004
      ------------

By:  /s/ Thomas E. Faust, Jr.
     ------------------------
     Thomas E. Faust, Jr.
     President


Date: May 20, 2004
      ------------